Segment reporting (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Capital expenditure	₨ 13,289	₨ 18,176	₨ 9,220
Network centric services
Disclosure of operating segments [line items]
Capital expenditure	2,449	4,197	2,990
Data center services
Disclosure of operating segments [line items]
Capital expenditure	10,366	13,483	5,990
Digital services
Disclosure of operating segments [line items]
Capital expenditure	₨ 474	₨ 496	₨ 240